CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Income Statement [Abstract]
Net loss for the year	$ (21,545,692)	$ (18,135,897)
Items that may be reclassified subsequently to the consolidated statement of operations:
Unrealized gain on marketable securities, net of tax of nil	360,386	5,445
Realized gain on marketable securities, net of tax of nil	(60)	0
Impairment loss on marketable securities, net of tax of nil	13,769	46,629
Other comprehensive income	374,095	52,074
Comprehensive loss for the year	$ (21,171,597)	$ (18,083,823)